Note 3 - Private Placement of Series A 8% Convertible Preferred Stock and Common Stock Warrants (Details) (USD $)	1 Months Ended		12 Months Ended											12 Months Ended
	Jun. 29, 2009	Jun. 30, 2008	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2008 Common Stock Class A [Member]	Jun. 30, 2008 Common Stock Class B [Member]	Jun. 30, 2008 Common Stock Class C [Member]	Dec. 31, 2013 Liquidation Rights [Member]	Dec. 31, 2012 Liquidation Rights [Member]	Dec. 31, 2013 Dividend Rights [Member]	Dec. 31, 2012 Dividend Rights [Member]	Jun. 30, 2008 Common Stock Shares Purchased Per Class Of Warrant [Member]	Jun. 30, 2008 Aggregate Common Stock Shares Purchased For All Warrant Classes[Member]	Dec. 31, 2013 Preferred Class A [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 15, 2012 Maximum [Member]
Note 3 - Private Placement of Series A 8% Convertible Preferred Stock and Common Stock Warrants (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage		8.00%												8.00%
Detachable Warrant Period		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					1.25	1.50	1.75
Preferred Stock, Shares Issued (in Shares)		5,160,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)												2,580,000	7,740,000
Common Stock, Shares, Issued (in Shares)		2,250,000	24,449,626	23,155,146												500,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)								$ 1.20
Preferred Stock Liquidation Preference Amount								$ 5,836,000
undefined								5,883,000
Dividends Payable								$ 52,000	$ 99,000	$ 52,000	$ 99,000
Preferred Stock, Contract Terms	25%		10%
Preferred Stock, Dividend Payment Terms			20%
Convertible Preferred Stock, Settlement Terms			2%												12%